Principal associates - Summary information for joint ventures and associates that are not individually material to the group (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [Line Items]
Profit after tax		$ 8,851	$ 4,776	$ (1,719)
Other comprehensive income		3,088	(63)	(2,030)
Total comprehensive income/(loss) for the year	[1]	11,939	4,713	$ (3,749)
Associates [Member]
Disclosure of associates [Line Items]
Carrying value of Group's interest		571	707
Profit after tax		25	36
Other comprehensive income		14	13
Total comprehensive income/(loss) for the year		$ 39	$ 49

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited share capital.